Purchase Price Allocated to Assets Acquired as of Date of Acquisition (Detail) (Guangdong R&D, USD $) In Thousands, unless otherwise specified	Feb. 26, 2010
Guangdong R&D
Business Combination Allocation of Purchase Price [Line Items]
Fair value of net asset acquired	$ 440
Total consideration	$ 440